CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited)
Revenue, net	$ 300,497	$ 5,872	$ 968,271	$ 5,894	$ 237,980	$ 183
Cost of revenue	(299,107)	(5,214)	(964,540)	(5,214)	(233,757)	0
Gross profit	1,390	658	3,731	680	4,223	183
Operating expenses:
General and administrative expenses	(23,784)	(8,413)	(104,282)	(16,131)	(4,111,983)	(23,066)
Legal and professional fee	(2,511)	(5,001)	(55,814)	(17,640)	(64,013)	0
Total operating expenses	(26,295)	(13,414)	(160,096)	(33,771)	(4,175,996)	(23,066)
Loss from operations					(4,171,773)	(22,883)
Other (expense) income
Interest expense	(1,143)	0	(5,485)	0	(1,028)	0
Government subsidy					23,853	3,367
Sundry income	0	0	0	10,308
Interest income	0	1	0	1	1	5
Total other (expense) income	(1,143)	1	(5,485)	10,309	22,826	3,372
LOSS BEFORE INCOME TAXES	(26,048)	(12,755)	(161,850)	(22,782)	(4,148,947)	(19,511)
Income tax expense	0	0	0	0	0	0
NET LOSS	(26,048)	(12,755)	(161,850)	(22,782)	(4,148,947)	(19,511)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	6,925	(5)	8,244	(166)	(331)	(182)
COMPREHENSIVE LOSS	$ (19,123)	$ (12,760)	$ (153,606)	$ (22,948)	$ (4,149,278)	$ (19,693)
Basic and diluted weighted average shares outstanding	171,576,326	303,973,473	234,555,203	108,706,422	165,747,163	10,000,000
Basic and diluted net loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.03)	$ (0.00)